UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number  811-21199
                                    811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 09/30/06

Item 1 -    Report to Stockholders


Semi-Annual Report
September 30, 2006


WCMA Treasury Fund



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Treasury Fund
Box 9011
Princeton, NJ 08543-9011


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WCMA Treasury Fund


Proxy Results


During the six-month period ended September 30, 2006, WCMA Treasury Fund's shareholders voted on the following proposals. On July 31, 2006 and August 31, 2006, the meetings were adjourned with respect to Proposals 1 and 3 until September 15, 2006, at which time they passed. A description of the proposals and number of shares voted were as follows:


                                                                 Shares Voted       Shares Voted        Shares Voted
                                                                     For              Against             Abstain
1. To approve a new investment advisory agreement with
   BlackRock Advisors, Inc.                                      194,001,206         1,226,102           9,335,633

3. To approve a contingent subadvisory agreement with
   BlackRock Advisors, Inc.                                      193,667,052         1,543,130           9,352,759




Officers and Trustees


Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA account, call 800-262-4636.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



A Letter to Shareholders


Dear Shareholder

It is my pleasure to welcome you to BlackRock.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch Investment Managers, L.P. ("MLIM") united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock's global presence means greater depth and scale to serve you.

The new BlackRock unites some of the finest money managers in the industry. Our ranks include more than 500 investment professionals globally - portfolio managers, research analysts, risk management professionals and traders. With offices strategically located around the world, our investment professionals have in-depth local knowledge and the ability to leverage our global presence and robust infrastructure to deliver focused investment solutions. BlackRock's professional investors are supported by disciplined investment processes and best-in-class technology, ensuring that our portfolio managers are well equipped to research, uncover and capitalize on the opportunities the world's markets have to offer.

The BlackRock culture emphasizes excellence, teamwork and integrity in the management of a variety of equity, fixed income, cash management, alternative investment and real estate products. Our firm's core philosophy is grounded in the belief that experienced investment and risk professionals using disciplined investment processes and sophisticated analytical tools can consistently add value to client portfolios.

As you probably are aware, most former MLIM investment products now carry the "BlackRock" name. This is reflected in newspapers and online fund reporting resources. Your account statements, as of the October month-end reporting period, also reflect the BlackRock name. Unless otherwise communicated to you, your funds maintain the same investment objectives that they did prior to the combination of MLIM and BlackRock. Importantly, this union does not affect your brokerage account or your relationship with your financial advisor. Clients of Merrill Lynch remain clients of Merrill Lynch.

We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients, in cooperation with their financial professionals, in working toward their investment goals. We thank you for allowing us the opportunity, and we look forward to serving your investment needs in the months and years ahead as the new BlackRock.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Vice Chairman
BlackRock, Inc.


  Data, including assets under management, are as of June 30, 2006.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



A Discussion With Your Fund's Portfolio Manager


We maintained a relatively conservative approach and ample liquidity as the Federal Reserve Board advanced its interest rate-hiking program, before pausing on August 8, 2006.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2006, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 3.27%, 3.84%, 4.21% and 4.21%, respectively. The Fund's seven-day yields as of September 30, 2006, were: 3.31% for Class 1, 3.87% for Class 2, 4.23% for Class 3 and 4.23% for Class 4.

The Fund's weighted average maturity at September 30, 2006 was 48 days, compared to 35 days at March 31, 2006.

Throughout the period, we endeavored to remain competitive while maintaining the Fund's average life within a relatively conservative range. Our overall appetite for longer-dated securities waned as it became apparent that the Federal Reserve Board (the Fed) was not through with its interest rate-hiking campaign.

The Fed advanced its monetary tightening campaign with quarter-point interest rate hikes at two of its four meetings during the six-month period. After 17 consecutive interest rate hikes since June 2004, the central bank opted not to increase the federal funds rate at its August 8 meeting. The slowdown in growth is attributed largely to a downturn in the U.S. housing market and its ancillary effects on the economy. Inflation also was a key variable during the period as it continued to trend above the Fed's target levels until recent months. Energy costs, which were higher during early spring, came down recently amid a less frenetic hurricane season. This was evidenced by a late-summer decline in gas prices. Another telling indicator of economic activity has been lackluster job growth. Although independent surveys have suggested higher employment numbers, that has failed to materialize. Taken together, all of these developments gave the Fed reason to believe it could pause, leaving the federal funds rate at 5.25% on August 8 and again on September 20.


How did you manage the portfolio during the period?

The Fund's average portfolio maturity reached a high of 57 days and a low of 28 days during the six-month period. As the Fed advanced its monetary tightening policy, we were reluctant to pursue longer-dated money market issues and focused primarily on capturing the greatest relative value at the short end of the Treasury curve. This meant evaluating yields available in the one-, three- and six-month sectors in an effort to enhance income and total return potential within a fairly conservative framework. We also remained cognizant of supply issues that intermittently caused prices on one-month bills to become expensive.

By keeping the average life relatively short, we were able to roll more quickly into current yields as interest rates rose. Bouts of inversion meant the one-month sector of the yield curve was unusually inexpensive. We placed a significant amount of our maturities in this sector. However, once the Fed did pause on August 8, and the yield curve steepened again, we began adding some longer-dated securities to the portfolio for yield enhancement.


How would you characterize the portfolio's position at the close of the period?

The Fed left the target short-term interest rate unchanged August 8 and September 20. We believe the central bank will maintain its pause until at least the first quarter of 2007. In fact, while the Fed has not completely removed the specter of higher interest rates, the federal funds futures market is now anticipating an interest rate cut in the first quarter of 2007. We have not seen enough economic data that would support an easing, but will continue to monitor the economic releases in the coming months.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Looking ahead, net new issuance of Treasury securities is expected to increase substantially in the fourth quarter, and we anticipate that the Treasury will emphasize bills over longer-dated maturities. With the amount of new money raised, we expect that the additional issuance will keep financing levels close to federal funds levels before we see a resteepening of the front end of the yield curve. Therefore, we will continue to maintain our high liquidity base and will look to extend the portfolio's maturity as opportunities present themselves along the curve.

The Trust's portfolio composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:


                                         9/30/06            3/31/06

U.S. Government Obligations                99.7%              99.0%
Other Assets Less Liabilities               0.3                1.0
                                          ------             ------
Total                                     100.0%             100.0%
                                          ======             ======


Cindy V. Macaulay
Vice President and Portfolio Manager


October 2, 2006


Effective October 2, 2006, Portfolio Manager John Ng assumed responsibility for the day-to-day management of the Fund's portfolio. Mr. Ng has been a Director of BlackRock, Inc. since 2006. Previously, he was a Director of Merrill Lynch Investment Managers (MLIM) from 2000 to 2006 and a Vice President of MLIM from 1984 to 2000.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2006 and held through September 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                                                                                                         Expenses Paid
                                                              Beginning                Ending          During the Period*
                                                            Account Value          Account Value        April 1, 2006 to
                                                               April 1,            September 30,         September 30,
                                                                 2006                   2006                  2006
Actual

Class 1                                                         $1,000               $1,016.30               $7.89
Class 2                                                         $1,000               $1,019.00               $5.18
Class 3                                                         $1,000               $1,020.90               $3.38
Class 4                                                         $1,000               $1,020.90               $3.38

Hypothetical (5% annual return before expenses)**

Class 1                                                         $1,000               $1,017.07               $7.90
Class 2                                                         $1,000               $1,019.76               $5.19
Class 3                                                         $1,000               $1,021.56               $3.38
Class 4                                                         $1,000               $1,021.56               $3.38

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.57% for Class 1,
   1.03% for Class 2, .67% for Class 3 and .67% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Statement of Assets and Liabilities                                                                            WCMA Treasury Fund

As of September 30, 2006
Assets

       Investment in Master Treasury Trust (the "Trust"), at value
       (identified cost--$377,779,716)                                                                            $   377,746,335
       Prepaid expenses and other assets                                                                                  109,161
                                                                                                                  ---------------
       Total assets                                                                                                   377,855,496
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $        72,655
           Distributor                                                                                  70,396
           Other affiliates                                                                              4,303            147,354
                                                                                               ---------------
       Other liabilities                                                                                                       43
                                                                                                                  ---------------
       Total liabilities                                                                                                  147,397
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   377,708,099
                                                                                                                  ===============

Net Assets Consist of

       Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                          $     1,883,717
       Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               10,963,670
       Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               17,641,937
       Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                                7,284,767
       Paid-in capital in excess of par                                                                               339,966,820
       Undistributed realized capital gains allocated from the Trust--net                      $           569
       Unrealized depreciation allocated from the Trust--net                                          (33,381)
                                                                                               ---------------
       Total accumulated losses--net                                                                                     (32,812)
                                                                                                                  ---------------
       Net Assets                                                                                                 $   377,708,099
                                                                                                                  ===============

Net Asset Value

       Class 1--Based on net assets of $18,832,183 and 18,837,173 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 2--Based on net assets of $109,618,900 and 109,636,703 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 3--Based on net assets of $176,411,472 and 176,419,367 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 4--Based on net assets of $72,845,544 and 72,847,669 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Statement of Operations                                                                                        WCMA Treasury Fund

For the Six Months Ended September 30, 2006
Investment Income

       Interest from affiliates                                                                                   $        22,829
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                     9,149,184
           Expenses                                                                                                     (503,192)
                                                                                                                  ---------------
       Total income                                                                                                     8,668,821
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $       478,584
       Account maintenance and distribution fees--Class 2                                              393,162
       Account maintenance and distribution fees--Class 3                                              321,065
       Account maintenance and distribution fees--Class 4                                              138,896
       Registration fees                                                                                83,859
       Account maintenance and distribution fees--Class 1                                               81,876
       Printing and shareholder reports                                                                 13,654
       Professional fees                                                                                10,504
       Transfer agent fees--Class 3                                                                      5,314
       Transfer agent fees--Class 2                                                                      3,581
       Transfer agent fees--Class 4                                                                      2,322
       Transfer agent fees--Class 1                                                                        504
       Other                                                                                             5,377
                                                                                               ---------------
       Total expenses before waiver                                                                  1,538,698
       Waiver of expenses                                                                            (472,289)
                                                                                               ---------------
       Total expenses after waiver                                                                                      1,066,409
                                                                                                                  ---------------
       Investment income--net                                                                                           7,602,412
                                                                                                                  ---------------

Realized & Unrealized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                    4,710
       Change in unrealized depreciation on investments--net                                                              129,379
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            134,089
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     7,736,501
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Statements of Changes in Net Assets                                                                            WCMA Treasury Fund

                                                                                                  For the Six         For the
                                                                                                  Months Ended       Year Ended
                                                                                                 September 30,       March 31,
Increase (Decrease) in Net Assets:                                                                    2006              2006
Operations

       Investment income--net                                                                  $     7,602,412    $    10,327,716
       Realized gain--net                                                                                4,710             20,987
       Change in unrealized depreciation--net                                                          129,379             25,253
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          7,736,501         10,373,956
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net:
           Class 1                                                                                   (264,605)          (362,617)
           Class 2                                                                                 (2,196,932)        (2,920,261)
           Class 3                                                                                 (3,576,816)        (4,645,621)
           Class 4                                                                                 (1,564,059)        (2,399,217)
       Realized gain--net:
           Class 1                                                                                       (166)            (1,118)
           Class 2                                                                                     (1,221)            (6,846)
           Class 3                                                                                     (1,940)            (8,972)
           Class 4                                                                                       (814)            (4,051)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (7,606,553)       (10,348,703)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net increase (decrease) in net assets derived from beneficial interest transactions        (14,053,771)         24,835,652
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                    (13,923,823)         24,860,905
       Beginning of period                                                                         391,631,922        366,771,017
                                                                                               ---------------    ---------------
       End of period                                                                           $   377,708,099    $   391,631,922
                                                                                               ===============    ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Financial Highlights                                                                                           WCMA Treasury Fund
                                             Class 1                                                 Class 2

The following per share                                             For the                                             For the
data and ratios           For the                                    Period      For the                                 Period
have been derived        Six Months          For the               March 20,    Six Months           For the           March 20,
from information           Ended            Year Ended             2003++ to      Ended             Year Ended         2003++ to
provided in the          Sept. 30,          March 31,              March 31,    Sept. 30,           March 31,          March 31,
financial statements.       2006    2006       2005       2004        2003         2006     2006       2005      2004     2003
Per Share Operating Performance

Net asset value,
beginning of period    $   1.00  $   1.00   $   1.00   $   1.00    $   1.00  $    1.00   $   1.00   $   1.00  $   1.00   $   1.00
                       ----------------------------------------------------  ----------------------------------------------------
Investment income--net    .0161     .0184      .0025      .0003       .0002      .0188      .0241      .0060     .0007      .0002
Realized and
unrealized gain
(loss)--net               .0003     .0002    (.0004)    (.0002)       .0001      .0003      .0001    (.0004)     --***      .0001
                       ----------------------------------------------------  ----------------------------------------------------
Total from investment
operations                .0164     .0186      .0021      .0001       .0003      .0191      .0242      .0056     .0007      .0003
                       ----------------------------------------------------  ----------------------------------------------------
Less dividends and
distributions:
  Investment
  income--net           (.0161)   (.0184)    (.0025)    (.0003)     (.0002)    (.0188)    (.0241)    (.0060)   (.0007)    (.0002)
  Realized gain--net       --**   (.0001)       --**    (.0001)          --       --**    (.0001)       --**   (.0001)         --
                       ----------------------------------------------------  ----------------------------------------------------
Total dividends and
distributions           (.0161)   (.0185)    (.0025)    (.0004)     (.0002)    (.0188)    (.0242)    (.0060)   (.0008)    (.0002)
                       ----------------------------------------------------  ----------------------------------------------------
Net asset value,
end of period          $   1.00  $   1.00   $   1.00   $   1.00    $   1.00  $    1.00   $   1.00   $   1.00  $   1.00   $   1.00
                       ====================================================  ====================================================
Total investment
return                 1.63%+++     1.87%       .26%       .04%        .04%   1.90%+++      2.45%       .61%      .08%       .04%
                       ====================================================  ====================================================

Ratios to Average Net Assets++++

Total expenses, net
  of waiver and/or
  reimbursement          1.57%*     1.55%      1.32%       .96%        .02%     1.03%*       .98%       .99%      .92%       .02%
                       ====================================================  ====================================================
Total expenses           1.57%*     1.55%      1.56%      1.58%        .02%     1.25%*      1.24%      1.24%     1.25%       .02%
                       ====================================================  ====================================================
Total investment
income and realized
  gain--net              3.21%*     1.82%       .25%       .04%        .02%     3.76%*      2.42%       .59%      .08%       .02%
                       ====================================================  ====================================================

Supplemental Data

Net assets,
end of period
(in thousands)         $ 18,832  $ 17,407  $  23,145  $  26,768    $     25  $ 109,619  $ 118,142  $ 123,994  $157,800   $     25
                       ====================================================  ====================================================

      * Annualized.

     ** Amount is less than $(.0001) per share.

    *** Amount is less than $.0001 per share.

     ++ Effective date of the Fund's registration.

   ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Financial Highlights (concluded)                                                                               WCMA Treasury Fund
                                             Class 3                                                 Class 4

The following per share                                             For the                                             For the
data and ratios           For the                                    Period      For the                                 Period
have been derived        Six Months          For the               March 20,    Six Months           For the           March 20,
from information           Ended            Year Ended             2003++ to      Ended             Year Ended         2003++ to
provided in the          Sept. 30,          March 31,              March 31,    Sept. 30,           March 31,          March 31,
financial statements.       2006    2006       2005       2004        2003         2006     2006       2005      2004     2003
Per Share Operating Performance

Net asset value,
beginning of period    $  1.00   $   1.00   $   1.00   $   1.00    $   1.00  $    1.00   $   1.00   $   1.00   $  1.00   $   1.00
                       ----------------------------------------------------  ----------------------------------------------------
Investment income--net   .0205      .0277      .0094      .0035       .0002      .0205      .0277      .0094     .0035      .0002
Realized and
unrealized gain
(loss)--net              .0003      .0001    (.0004)      --***       .0001      .0003      .0001    (.0003)     --***      .0001
                       ----------------------------------------------------  ----------------------------------------------------
Total from
investment operations    .0208      .0278      .0090      .0035       .0003      .0208      .0278      .0091     .0035      .0003
                       ----------------------------------------------------  ----------------------------------------------------
Less dividends
and distributions:
  Investment
  income--net          (.0205)    (.0277)    (.0094)    (.0035)     (.0002)    (.0205)    (.0277)    (.0094)   (.0035)    (.0002)
  Realized gain--net      --**    (.0001)       --**    (.0001)          --       --**    (.0001)       --**   (.0001)         --
                       ----------------------------------------------------  ----------------------------------------------------
Total dividends and
distributions          (.0205)    (.0278)    (.0094)    (.0036)     (.0002)    (.0205)    (.0278)    (.0094)   (.0036)    (.0002)
                       ----------------------------------------------------  ----------------------------------------------------
Net asset value,
end of period          $  1.00   $   1.00   $   1.00   $   1.00    $   1.00  $    1.00   $   1.00   $   1.00  $   1.00   $   1.00
                       ====================================================  ====================================================
Total investment
return                 2.09%+++     2.81%       .95%       .36%        .04%   2.09%+++      2.81%       .95%      .36%       .04%
                       ====================================================  ====================================================

Ratios to Average Net Assets++++

Total expenses,
  net of waiver and/or
  reimbursement          .67%*       .63%       .65%       .64%        .02%      .67%*       .63%       .65%      .65%       .02%
                       ====================================================  ====================================================
Total expenses           .95%*       .94%       .94%       .95%        .02%      .94%*       .93%       .93%      .96%       .02%
                       ====================================================  ====================================================
Total investment
  income and realized
  gain_net              4.13%*      2.80%       .95%       .36%        .02%     4.12%*      2.86%       .91%      .36%       .02%
                       ====================================================  ====================================================

Supplemental Data

Net assets,
end of period
(in thousands)         $176,411 $ 167,197  $ 162,092  $ 168,710    $     25  $  72,846  $  88,886  $  57,539  $ 88,849   $     25
                       ====================================================  ====================================================

      * Annualized.

     ** Amount is less than $(.0001) per share.

    *** Amount is less than $.0001 per share.

     ++ Effective date of the Fund's registration.

   ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Notes to Financial Statements                                WCMA Treasury Fund


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Treasury Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2006 was 46.2%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Recent accounting pronouncement--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the fund's financial statements, if any, is currently being assessed.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Notes to Financial Statements (continued)                    WCMA Treasury Fund


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the six months ended September 30, 2006, MLPF&S earned fees of $934,999, of which $472,289 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust, with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager will provide administrative services and the administrative fee is unchanged.

Prior to the closing, certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $(14,053,771) and $24,835,652 for the six months ended September 30, 2006 and the year ended March 31, 2006, respectively. Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                               81,484,903    $    81,484,903
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             264,780            264,780
                                     ---------------    ---------------
Total issued                              81,749,683         81,749,683
Shares redeemed                         (80,330,410)       (80,330,410)
                                     ---------------    ---------------
Net increase                               1,419,273    $     1,419,273
                                     ===============    ===============



Class 1 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              329,395,758    $   329,395,758
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             363,724            363,724
                                     ---------------    ---------------
Total issued                             329,759,482        329,759,482
Shares redeemed                        (335,500,098)      (335,500,098)
                                     ---------------    ---------------
Net decrease                             (5,740,616)    $   (5,740,616)
                                     ===============    ===============



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Notes to Financial Statements (concluded)                    WCMA Treasury Fund


Class 2 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                              321,609,246    $   321,609,246
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           2,198,156          2,198,156
                                     ---------------    ---------------
Total issued                             323,807,402        323,807,402
Shares redeemed                        (332,371,677)      (332,371,677)
                                     ---------------    ---------------
Net decrease                             (8,564,275)    $   (8,564,275)
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              620,968,152    $   620,968,152
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           2,927,107          2,927,107
                                     ---------------    ---------------
Total issued                             623,895,259        623,895,259
Shares redeemed                        (629,756,903)      (629,756,903)
                                     ---------------    ---------------
Net decrease                             (5,861,644)    $   (5,861,644)
                                     ===============    ===============



Class 3 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                              703,107,701    $   703,107,701
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           3,578,757          3,578,757
                                     ---------------    ---------------
Total issued                             706,686,458        706,686,458
Shares redeemed                        (697,528,433)      (697,528,433)
                                     ---------------    ---------------
Net increase                               9,158,025    $     9,158,025
                                     ===============    ===============



Class 3 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,335,060,352    $ 1,335,060,352
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           4,654,593          4,654,593
                                     ---------------    ---------------
Total issued                           1,339,714,945      1,339,714,945
Shares redeemed                      (1,334,623,614)    (1,334,623,614)
                                     ---------------    ---------------
Net increase                               5,091,331    $     5,091,331
                                     ===============    ===============



Class 4 Shares for the
Six Months Ended                                                 Dollar
September 30, 2006                            Shares             Amount

Shares sold                              497,365,757    $   497,365,757
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           1,564,873          1,564,873
                                     ---------------    ---------------
Total issued                             498,930,630        498,930,630
Shares redeemed                        (514,997,424)      (514,997,424)
                                     ---------------    ---------------
Net decrease                            (16,066,794)    $  (16,066,794)
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,020,029,299    $ 1,020,029,299
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           2,403,267          2,403,267
                                     ---------------    ---------------
Total issued                           1,022,432,566      1,022,432,566
Shares redeemed                        (991,085,985)      (991,085,985)
                                     ---------------    ---------------
Net increase                              31,346,581    $    31,346,581
                                     ===============    ===============



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Schedule of Investments                                                             Master Treasury Trust          (In Thousands)

                                                        Face               Interest                Maturity
Issue                                                  Amount              Rate(s)                   Date                Value
U.S. Government Obligations*--99.7%

U.S. Treasury Bills                                 $  32,738            4.84 - 4.915%            10/05/2006           $   32,712
                                                      133,602            4.655 - 4.713            10/12/2006              133,376
                                                      125,000            4.655 - 4.662            10/19/2006              124,677
                                                       55,948            4.365 - 4.575            10/26/2006               55,757
                                                       32,000             4.81 - 4.987            11/02/2006               31,862
                                                       20,000             4.83 - 5.001            11/09/2006               19,899
                                                       73,100             4.76 - 4.985            11/24/2006               72,588
                                                        3,000                    4.995            11/30/2006                2,977
                                                      100,618             4.78 - 4.815            12/07/2006               99,747
                                                       25,685            4.727 - 4.799            12/21/2006               25,413
                                                       50,000                    4.756            12/28/2006               49,424

U.S. Treasury Notes                                     4,700                    2.50             10/31/2006                4,689
                                                       28,776                    2.625            11/15/2006               28,691
                                                       74,702                    2.875            11/30/2006               74,451
                                                       46,430                    3.125             1/31/2007               46,143
                                                       13,000                    3.375             2/28/2007               12,913

Total Investments (Cost--$815,111**)--99.7%                                                                               815,319
Other Assets Less Liabilities--0.3%                                                                                         2,632
                                                                                                                       ----------
Net Assets--100.0%                                                                                                     $  817,951
                                                                                                                       ==========

  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
    U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       815,111
                                                    ===============
    Gross unrealized appreciation                   $           211
    Gross unrealized depreciation                               (3)
                                                    ---------------
    Net unrealized appreciation                     $           208
                                                    ===============

    See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Statement of Assets and Liabilities                                                                         Master Treasury Trust

As of September 30, 2006
Assets

       Investments in unaffiliated securities, at value (identified cost--$815,110,750)                           $   815,319,130
       Cash                                                                                                                20,440
       Receivables:
           Contributions                                                                       $     1,491,251
           Interest                                                                                  1,311,484          2,802,735
                                                                                               ---------------
       Prepaid expenses                                                                                                     5,506
                                                                                                                  ---------------
       Total assets                                                                                                   818,147,811
                                                                                                                  ---------------

Liabilities

       Payables:
           Investment adviser                                                                          139,067
           Other affiliates                                                                              8,472            147,539
                                                                                               ---------------
       Accrued expenses                                                                                                    48,801
                                                                                                                  ---------------
       Total liabilities                                                                                                  196,340
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   817,951,471
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $   817,743,091
       Unrealized appreciation--net                                                                                       208,380
                                                                                                                  ---------------
       Net Assets                                                                                                 $   817,951,471
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                     Master Treasury Trust

For the Six Months Ended September 30, 2006
Investment Income

       Interest and amortization of premium and discount earned                                                   $    20,010,705

Expenses

       Investment advisory fees                                                                $       919,954
       Accounting services                                                                             110,267
       Professional fees                                                                                24,027
       Trustees' fees and expenses                                                                      19,487
       Custodian fees                                                                                   14,826
       Pricing fees                                                                                      1,960
       Printing and shareholder reports                                                                    144
       Other                                                                                            10,737
                                                                                               ---------------
       Total expenses                                                                                                   1,101,402
                                                                                                                  ---------------
       Investment income--net                                                                                          18,909,303
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                   10,170
       Change in unrealized appreciation/depreciation on investments--net                                                 289,662
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            299,832
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    19,209,135
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Statements of Changes in Net Assets                                                                         Master Treasury Trust
                                                                                                   For the Six         For the
                                                                                                   Months Ended       Year Ended
                                                                                                  September 30,       March 31,
Increase (Decrease) in Net Assets:                                                                     2006              2006
Operations

       Investment income--net                                                                  $    18,909,303    $    27,635,472
       Realized gain--net                                                                               10,170             49,565
       Change in unrealized appreciation/depreciation--net                                             289,662             55,776
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         19,209,135         27,740,813
                                                                                               ---------------    ---------------

Capital Transactions

       Proceeds from contributions                                                               2,247,606,706      4,793,985,856
       Fair value of withdrawals                                                               (2,322,401,168)    (4,917,573,291)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from capital transactions                               (74,794,462)      (123,587,435)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (55,585,327)       (95,846,622)
       Beginning of period                                                                         873,536,798        969,383,420
                                                                                               ---------------    ---------------
       End of period                                                                           $   817,951,471    $   873,536,798
                                                                                               ===============    ===============

       See Notes to Financial Statements.


Financial Highlights                                                                                        Master Treasury Trust

                                                            For the Six                                          For the Period
                                                            Months Ended                                      February 13, 2003++
The following per share data and ratios have been derived  September 30,        For the Year Ended March 31,      to March 31,
from information provided in the financial statements.          2006         2006           2005           2004       2003
Total Investment Return

       Total investment return                              2.30%++++          3.22%          1.35%           .81%          .60%*
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

       Expenses                                                 .26%*           .26%           .25%           .23%          .25%*
                                                         ============   ============   ============   ============   ============
       Investment income and realized
       gain--net                                               4.52%*          3.14%          1.34%           .82%          .98%*
                                                         ============   ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)          $    817,951   $    873,537   $    969,383   $  1,115,732   $  1,298,116
                                                         ============   ============   ============   ============   ============

      * Annualized.

     ++ Commencement of operations.

   ++++ Aggregate total investment return.

        See Notes to Financial Statements.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Notes to Financial Statements                             Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Recent accounting pronouncement--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2006, the Trust reimbursed FAM $9,942 for certain accounting services.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Notes to Financial Statements (concluded)                 Master Treasury Trust


The shareholders of each of the investors of the Trust approved on August 31, 2006 and September 15, 2006, respectively, a new Investment Advisory Agreement for the Trust, with BlackRock Advisors, Inc. (the "Manager"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006, and the investment advisory fee is unchanged. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate, under which the Manager pays the Sub-Adviser for services it provides a fee equal to 59% of the management fee paid to the Manager.

Prior to the closing, certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Disclosure of Investment Advisory Agreement


Disclosure of FAM Management Agreement

The Board of Trustees of Master Treasury Trust (the "Trust") and the Board of Trustees of WCMA Treasury Fund (the "Fund") met in August 2006 to consider approval of the management agreement between the Trust, on behalf of the Fund, and Fund Asset Management, L.P., the Trust's manager at that time ("FAM").


Activities and Composition of the Board of Trustees

All but one member of each Board of Trustees is an independent trustee whose only association with FAM or other Merrill Lynch affiliates was as a trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by FAM or its affiliates. The Chairman of each Board is also an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the respective Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Boards and the Audit Committees meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.


FAM Management Agreement--Matters Considered by the Boards

Every year, each Board reviews and considers approval of the Trust's management agreement on behalf of the Fund. Each Board assesses the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the manager and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. Each Board also receives and assesses information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the manager and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's/Fund's investment objective, policies and restrictions, and the Trust's/Fund's compliance with its Code of Ethics and compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services provided by the manager and its affiliates.

The Boards noted their view of FAM as one of the most experienced global asset management firms and considered the overall services provided by FAM to be of high quality. The Boards also noted their view of FAM as financially sound and well managed and noted FAM's affiliation with one of America's largest financial firms. The Boards work closely with the manager in overseeing the manager's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the manager taking steps such as changing investment personnel.


Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the management agreement, each Board requests and receives materials specifically relating to the management agreement. These materials include (a) information on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objectives and strategies as the Trust/Fund) as compared to a comparable group of funds; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the manager and its affiliates of the management agreement and certain other relationships with the Trust and/or the Fund; and
(d) information provided by the manager concerning management fees charged to other clients, such as institutional clients, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the manager and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Certain Specific Renewal Data

In connection with the most recent renewal of the management agreement between the Trust, on behalf of the Fund, and FAM (the "FAM Management Agreement") in August 2006, the independent trustees' and Boards' review included the following:

Services Provided by the Manager--Each Board reviewed the nature, extent and quality of services provided by FAM, including the management services and the resulting performance of the Trust/Fund. Each Board focused primarily on FAM's investment advisory services and the Trust's/Fund's investment performance. While each Board reviews performance data at least quarterly, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Boards concluded that the comparative data indicated that the Fund's performance was competitive. Considering all these factors, each Board concluded that the Trust's/Fund's performance and the nature and quality of the services provided supported the continuation of the FAM Management Agreement.

FAM's Personnel and Investment Process--Each Board reviewed the Trust's/Fund's investment objectives and strategies. The Boards discussed with FAM's senior management responsible for investment operations and the senior management of FAM's taxable fixed income investing group the strategies being used to achieve the stated objectives. Among other things, the Boards considered the size, education and experience of FAM's investment staff, its use of technology, and FAM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed FAM's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Boards also considered the experience of Ms. Macaulay, the Trust's/Fund's portfolio manager at the time. Each Board considered the extensive experience of FAM and its investment staff in analyzing and managing the types of investments used by the Trust and the Fund and concluded that the Trust and the Fund benefit from that experience.

Management Fees and Other Expenses--Each Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to the other comparable funds. It also compares the Trust's/Fund's total expenses to those of other comparable funds. Each Board determined that the Fund's contractual and actual management fee rates, as well as total expenses, were competitive with those of comparable funds. Each Board concluded that the Fund's management fee rate and overall expense ratio were reasonable.

Profitability--Each Board considers the cost of the services provided to the Trust and the Fund by the manager and the manager's and its affiliates' profits relating to the management and distribution of the Trust and the Fund and the funds advised by the manager and its affiliates. As part of its analysis, each Board reviewed FAM's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. Each Board also considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that the profits of FAM and its affiliates were acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale--Each Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. Each Board concluded that the Trust's/Fund's management fee rate schedule, which includes breakpoints, appropriately allows shareholders to participate in the benefits of economies of scale. The Boards determined that no changes were currently necessary.


Conclusion

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including all of the independent trustees, approved the renewal of the existing FAM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement


New BlackRock Management Agreement--Matters Considered by the Boards

In connection with the combination of Merrill Lynch's investment advisory business, including Fund Asset Management, L.P. (the "Previous Manager"), with that of BlackRock, Inc. ("BlackRock") to create a new independent company ("New BlackRock") (the "Transaction"), the Board of Trustees of the Trust, on behalf of the Fund, considered and approved a new management agreement (the "BlackRock Management Agreement") between the Trust and BlackRock Advisors, LLC ("BlackRock Advisors"). Because the Fund is a feeder fund that invests all of its assets in the Trust, the Board of Trustees of the Fund also considered the BlackRock Management Agreement. Shareholders subsequently approved the BlackRock Management Agreement, and it became effective on September 29, 2006, replacing the management agreement with the Previous Manager (the "Previous Management Agreement").

Each Board discussed the BlackRock Management Agreement at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent trustees, approved the BlackRock Management Agreement at an in-person meeting held on May 12, 2006.

To assist each Board in its consideration of the BlackRock Management Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the BlackRock Management Agreement. The additional information was provided in advance of the May 12, 2006 meetings. In addition, the independent trustees consulted with their counsel and counsel for the Fund and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At each Board meeting, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Previous Manager, and of its affiliates, to be transferred to BlackRock in connection with the Transaction. The independent trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the BlackRock Management Agreement.

In connection with each Board's review of the BlackRock Management Agreement, Merrill Lynch and/or BlackRock advised the Boards about a variety of matters. The advice included the following, among other matters:


* that there was not expected to be any diminution in the nature, quality and extent of services provided to the Fund and the Trust and their shareholders by BlackRock Advisors, including compliance services;

* that operation of New BlackRock as an independent investment management firm would enhance its ability to attract and retain talented professionals;

* that the Fund and the Trust were expected to benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions (R) brand name;

* that BlackRock had no present intention to alter any applicable expense waivers or reimbursements that were currently in effect and, while it reserved the right to do so in the future, it would seek the approval of each Board before making any changes;

* that BlackRock and Merrill Lynch would enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers would continue to offer the Fund as an investment product;

* that BlackRock Advisors would have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as was currently being provided to the Previous Manager and that other arrangements between the Previous Manager and Merrill Lynch sales channels would be preserved;



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



* that in connection with the Transaction, Merrill Lynch and BlackRock had agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Previous Manager (or affiliates), respectively; and

* that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters being considered that was different from that of Fund or Trust shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

* the potential benefits to Fund and Trust shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

* the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

* the compliance policies and procedures of BlackRock Advisors;

* the terms and conditions of the BlackRock Management Agreement, including the fact that the schedule of the Fund's/Trust's total advisory and administrative fees would not increase under the BlackRock Management Agreement, but would remain the same;

* that in August 2005, each Board had performed a full annual review of each respective Previous Management Agreement, as required by the 1940 Act, and had determined that the Previous Manager had the capabilities, resources and personnel necessary to provide the advisory and administrative services that were then being provided to the Fund/Trust; and that the advisory and/or management fees paid by the Fund/Trust, taking into account any applicable agreed-upon fee waivers and breakpoints, had represented reasonable compensation to the Previous Manager in light of the services provided, the costs to the Previous Manager of providing those services, economies of scale, the fees and other expenses paid by similar funds, and such other matters as the trustees had considered relevant in the exercise of their reasonable judgment; and

* that Merrill Lynch had agreed to pay all expenses of the Fund and Trust in connection with the Board's consideration of the BlackRock Management Agreement and related agreements and all costs of shareholder approval of the BlackRock Management Agreement and as a result the Fund and the Trust would bear no costs in obtaining shareholder approval of the BlackRock Management Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the BlackRock Management Agreement, each Board assessed the nature, quality and scope of the services to be provided to the Fund and the Trust by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the BlackRock Management Agreement, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Trust; (b) Fund and Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's and the Trust's investment objective, policies and restrictions, and their compliance with their Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Previous Management Agreement, each Board had requested and received materials specifically relating to the Previous Management Agreement. These materials included (a) information on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds; (b) a discussion by the Trust's portfolio management team on investment strategies used by the Trust during its most recent fiscal year; (c) information on the profitability to the Previous Manager of the Previous Management Agreement and other payments received by the Previous Manager and its affiliates from the Fund and the Trust; and (d) information provided by the Previous Manager concerning services related to the valuation and pricing of the Trust's portfolio holdings, allocation of Trust brokerage fees, the Trust's portfolio turnover statistics, and direct and indirect benefits to the Previous Manager and its affiliates from their relationship with the Fund and the Trust.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement (continued)


In its deliberations, each Board considered information received in connection with its most recent approval of the continuance of the Previous Management Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the BlackRock Management Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. Each Board, including a majority of the Board's independent trustees, concluded that the terms of the BlackRock Management Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund/Trust, and that the BlackRock Management Agreement should be approved and recommended to Fund/ Trust shareholders.

Nature, Quality and Extent of Services Provided--Each Board reviewed the nature, quality and extent of services provided by the Previous Manager, including the investment advisory services and the resulting performance of the Fund and the Trust, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Previous Manager's investment advisory services and the investment performance of the Fund and the Trust, but also considered certain areas in which both the Previous Manager and the Fund/Trust received services as part of the Merrill Lynch complex. Each Board compared the Fund's performance - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund and the Trust; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the investment and other practices of the Fund or the Trust.

Each Board was given information with respect to the potential benefits to the Fund and the Trust and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Trust would continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund/Trust under the BlackRock Management Agreement were expected to be as good as or better than that provided under the Previous Management Agreement. It was noted, however, that changes in personnel were expected to follow the Transaction and the combination of the operations of the Previous Manager and its affiliates with those of BlackRock. The trustees noted that if portfolio managers or other personnel were to cease to be available prior to the closing of the Transaction, each Board would consider all available options, including seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, the Board was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, quality and extent of the services to be provided to the Fund/Trust under the BlackRock Management Agreement.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Costs of Services Provided and Profitability--It was noted that, in conjunction with the most recent review of the Previous Management Agreement, each Board had received, among other things, information comparing the Fund's fees and expenses to those of comparable funds and information as to the fees charged by the Previous Manager or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the Fund's/ Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels - the actual rate includes advisory and administrative service fees and the effects of any fee waivers - compared to comparable funds. Each Board also compared the Fund's total expenses to those of comparable funds. Each Board concluded that the Fund's/ Trust's management fee and fee rate and overall expense ratio are reasonable compared to those of comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction.

The Fund's Board noted that in addition to the BlackRock Management Agreement, it was considering a new administration agreement with BlackRock Advisors as administrator to replace the Fund's administration agreement under which the Previous Manager was serving as administrator. Based on its review of the materials provided, and the fact that the BlackRock Management Agreement and the new administration agreement are substantially similar to the corresponding previous agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict how the Transaction would affect BlackRock Advisor's profitability from its relationship with the Fund and the Trust.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Trust. The trustees noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale--Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. Each Board determined that changes were not currently necessary.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the BlackRock Management Agreement was substantially similar to the Previous Management Agreement in all material respects, including the rate of compensation, and the fact that the proposed new administration agreement with BlackRock Advisors was also substantially similar to the administration agreement then in effect, each Board determined that as a result of the Transaction, the Fund's/Trust's total advisory and administrative fees would be no higher than the fees under the corresponding Previous Management Agreement and administration agreement. Each Board noted that in conjunction with the most recent deliberations concerning the Previous Management Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund and the Trust were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Previous Management Agreement, the Boards had received, among other things, information comparing the fees, expenses and performance of the Fund/Trust to those of comparable funds and information as to the fees charged by the Previous Manager to other registered investment company clients for investment management services. Each Board concluded that because the rates for advisory and administrative fees for the Fund/Trust would be no higher than the fee rates in effect at the time, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits--In evaluating the fall-out benefits to be received by BlackRock Advisors under the BlackRock Management Agreement, each Board considered whether BlackRock Advisors would experience such benefits to the same extent that the Previous Manager was experiencing such benefits under the Previous Management Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval of the continuance of the Previous Management Agreement, and their discussions with management of the Previous Manager and BlackRock, the trustees determined that BlackRock Advisors' fall-out benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. Each Board noted that fall-out benefits were difficult to quantify with certainty at this time, and indicated that the Board would continue to evaluate them going forward.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



Disclosure of New Investment Advisory Agreement (concluded)


Investment Performance--Each Board considered investment performance for the Fund and the Trust. Each Board compared the performance of the Fund and the Trust - both including and excluding the effects of fees and expenses - to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information showed Fund performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the Fund's performance was satisfactory. Also, each Board took into account the investment performance of funds advised by BlackRock Advisors. Each Board considered comparative information from Lipper Inc. which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion--After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved the BlackRock Management Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the BlackRock Management Agreement was in the best interests of the shareholders. In approving the BlackRock Management Agreement, each Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

New BlackRock Sub-Advisory Agreement--Matters Considered by the Boards
At an in-person meeting held on August 14-16, 2006, each Board, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Trust (the "BlackRock Sub-Advisory Agreement") between BlackRock Advisors and BlackRock Institutional Management Corporation, an affiliate of BlackRock Advisors (the "Sub-Adviser"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the BlackRock Management Agreement became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Trust. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Trust expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, each Board reviewed its considerations in connection with its approval of the BlackRock Management Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the BlackRock Management Agreement and came to the same conclusion. In reviewing the sub-advisory fee rate provided in the BlackRock Sub-Advisory Agreement, each Board noted the fact that BlackRock Advisors and the Sub-Adviser each have significant responsibilities under their respective advisory agreements. BlackRock Advisors remains responsible for oversight of the Fund's and the Trust's operations and administration, and the Sub-Adviser provides advisory services to the Fund/Trust and is responsible for the day-to-day management of the Fund's/Trust's portfolio under the BlackRock Sub-Advisory Agreement. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Trust as a result of the BlackRock Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Trust to BlackRock Advisors.

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved each BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund/Trust shareholders.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2006



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2006


Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 17, 2006